CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	3,964,979,023	3,964,979,023
Common stock, shares outstanding	3,847,331,923	3,847,331,923